MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        July 1, 2009


VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  MFS(R)  Series  Trust  XIII  (the  "Trust")  (File  Nos.  2-74959  and
          811-3327) on behalf of MFS(R) Diversified Income Fund and MFS Government Securities Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 42 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on June 25, 2009

     Please call the undersigned at (617) 954-5843 or Jennifer Moore at (617) 954-5923 with any questions you may have.

                                        Very truly yours,

                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Vice President & Senior Counsel

BEL/bjn